Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Lease Expense [Abstract]
Weighted average remaining lease term	3 years 9 months 25 days	1 year 2 months 12 days
Weighted average discount rate	5.26%	4.86%
Fixed lease costs	$ 1,150	$ 1,108
Short-term lease costs	9	28
Total lease expense	$ 1,159	$ 1,136